John Deere Owner Trust 2019-B	EXHIBIT 99.2
Statement to Certificateholders

$287,000,000   Class A-1  2.19517%  Asset Backed Notes due July 15, 2020

$340,000,000   Class A-2  2.28%  Asset Backed Notes due May 16, 2022

$340,000,000   Class A-3  2.21%  Asset Backed Notes due December 15, 2023

$84,050,000   Class A-4  2.32%  Asset Backed Notes due May 15, 2026

$26,952,548 Overcollateralization

Payment Date:				18-Feb-20

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$53,976,740.49
		per $1,000 original principal amount:		$188.07

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$53,976,740.49

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$183,770.11
			per $1,000 original principal amount:	$0.64

		(ii)	Class A-2 Notes:	$646,000.00
			per $1,000 original principal amount:	$1.90

		(iii)	Class A-3 Notes:	$626,166.67
			per $1,000 original principal amount:	$1.84

		(iv)	Class A-4 Notes:	$162,496.67
			per $1,000 original principal amount:	$1.93

		(v)	Total:	$1,618,433.45

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$843,138,662.43

	(b)	Note Value at end of related Collection Period:		$825,665,921.32

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$26,952,548.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$34,663,373.70
		(ii)	A-1 Note Pool Factor:	0.1207783

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$340,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$84,050,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$747,532.06
		(i) per $1,000 original principal amount:	$0.67
	(b)	Amount of Servicing Fee earned:	$747,532.06
	(c)	Amount of Servicing Fee paid:	$747,532.06
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,948,993.87

(11)	(i)	Amount in Reserve Account:	$10,780,025.00
	(ii)	Specified Reserve Account Balance:	$10,780,025.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$6,473,597.06
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.77%

(13)	(i)	Aggregate amount of net losses for the collection period:	$85,186.58
	(ii)	Cumulative amount of net losses:	$366,278.52
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.03%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,769,905.80
		(ii) % of Pool Balance:	0.20%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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